Share-based Compensation Share-based Compensation - Restricted Stock Activity (Details) shares in Thousands	6 Months Ended
Sep. 30, 2019 $ / shares shares
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	2,855
Number of awards vested (in shares) | shares	(186)
Number of awards forfeited | shares	(17)
Number of awards, ending balance (in shares) | shares	2,652
Weighted average grant date fair value (USD per share) | $ / shares	$ 16.00
Weighted average participation threshold, granted (dollars per share) | $ / shares	16.00
Weighted average grant date fair value, vested (USD per share) | $ / shares	16.00
Weighted average grant date fair value, forfeited (USD per share) | $ / shares	16.00
Weighted average grant date fair value (USD per share) | $ / shares	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	3,595
Number of awards vested (in shares) | shares	(89)
Number of awards forfeited | shares	(5)
Number of awards, ending balance (in shares) | shares	3,501
Weighted average grant date fair value (USD per share) | $ / shares	$ 16.06
Weighted average participation threshold, granted (dollars per share) | $ / shares	16.06
Weighted average grant date fair value, vested (USD per share) | $ / shares	16.00
Weighted average grant date fair value, forfeited (USD per share) | $ / shares	16.92
Weighted average grant date fair value (USD per share) | $ / shares	$ 0